Other Disclosures - Parent-Only Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Interest income	€ 56,041	€ 55,156	€ 57,198
Dividend income	384	413	455
Interest expense	(21,745)	(24,067)	(24,386)
Non-interest income	1,618	1,919	1,971
Non-interest expense	(1,966)	(1,977)	(2,235)
Operating profit / (loss) before tax	12,091	10,768	9,547
Tax expense or income from continuing operations	(3,884)	(3,282)	(2,213)
Net income	8,207	7,486	7,334
Banco Santander S.A.
Condensed Income Statements, Captions [Line Items]
Interest income	5,733	6,023	6,948
Dividend income	3,320	3,459	3,235
Interest and dividends from affiliates	9,053	9,482	10,183
Interest expense	(3,204)	(3,113)	(3,582)
Interest income/(Charges)	5,849	6,369	6,601
Provision for credit losses	(451)	(528)	(1,002)
Interest income/ (Charges) after provision for credit losses	5,398	5,841	5,599
Non-interest income	3,872	3,403	3,268
Non-interest expense	(6,293)	(7,115)	(6,836)
Operating profit / (loss) before tax	2,977	2,129	2,031
Tax expense or income from continuing operations	29	352	246
Net income	3,006	2,481	2,277
Banco Santander S.A. | Bank Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Dividend income	2,580	2,686	2,786
Banco Santander S.A. | Non-Bank Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Dividend income	€ 740	€ 773	€ 449